LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Rent expense	$ 320		$ 960
Operating lease ROU asset	14,210		28,419
Operating lease expense		$ 49,734		$ 49,734	$ 67,198
Term of contract					39 months
Operating lease expense	$ 14,210	$ 49,734	$ 28,419	$ 49,734	$ 78,154